JPMorgan BetaBuilders U.S. Small Cap Equity ETF
Schedule of Portfolio Investments as of July 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.3%
Aerospace & Defense — 1.4%
AAR Corp. *	11,927	770,484
AeroVironment, Inc. *	9,421	1,682,026
Cadre Holdings, Inc.	7,646	280,608
Kratos Defense & Security Solutions, Inc. *	49,732	1,120,959
Mercury Systems, Inc. *	18,202	647,081
Moog, Inc., Class A	9,708	1,903,739
Rocket Lab USA, Inc. * (a)	91,106	477,396
V2X, Inc. *	4,118	214,671
		7,096,964
Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc. *	17,364	280,255
Hub Group, Inc., Class A	20,865	975,856
		1,256,111
Automobile Components — 1.9%
American Axle & Manufacturing Holdings, Inc. *	39,441	293,047
Dana, Inc.	44,077	560,219
Dorman Products, Inc. *	8,838	895,908
Fox Factory Holding Corp. *	14,106	753,119
Garrett Motion, Inc. (Switzerland) *	40,717	356,681
Gentherm, Inc. *	10,705	590,702
LCI Industries	8,575	1,000,617
Mobileye Global, Inc., Class A (Israel) * (a)	28,581	600,201
Modine Manufacturing Co. *	16,769	1,973,040
Patrick Industries, Inc.	7,443	953,151
Phinia, Inc.	15,222	680,423
QuantumScape Corp. * (a)	120,905	781,046
Standard Motor Products, Inc.	6,872	224,921
XPEL, Inc. * (b)	7,293	298,065
		9,961,140
Automobiles — 0.1%
Winnebago Industries, Inc.	9,752	609,695
Banks — 10.9%
1st Source Corp.	6,192	393,502
Amalgamated Financial Corp.	5,548	176,482
Amerant Bancorp, Inc.	8,028	180,550
Ameris Bancorp	22,539	1,372,400
Associated Banc-Corp.	50,959	1,171,038
Atlantic Union Bankshares Corp.	30,061	1,241,219
Axos Financial, Inc. *	18,150	1,325,131
Banc of California, Inc.	48,397	676,590
BancFirst Corp.	7,003	752,332
Bancorp, Inc. (The) *	17,230	893,203
Bank of Hawaii Corp.	13,419	920,409
BankUnited, Inc.	24,986	962,461
Banner Corp.	11,584	686,004
Berkshire Hills Bancorp, Inc.	14,728	406,493
Brookline Bancorp, Inc.	30,033	315,046
Cathay General Bancorp	23,862	1,057,564
City Holding Co.	5,018	611,694
Columbia Financial, Inc. * (a)	9,648	173,760
Community Financial System, Inc.	17,888	1,103,332
Community Trust Bancorp, Inc.	5,369	272,316
Customers Bancorp, Inc. *	10,072	649,443
CVB Financial Corp.	44,773	853,373
Dime Community Bancshares, Inc.	12,975	328,008
Eastern Bankshares, Inc.	67,067	1,115,995

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Banks — continued
Enterprise Financial Services Corp.	12,660	669,334
FB Financial Corp.	12,160	567,750
First Bancorp	13,636	569,985
First BanCorp (Puerto Rico)	56,055	1,202,380
First Busey Corp.	19,036	522,348
First Commonwealth Financial Corp.	34,508	623,905
First Financial Bancorp	32,179	880,417
First Hawaiian, Inc.	42,995	1,076,595
First Interstate BancSystem, Inc., Class A	31,956	1,008,851
First Merchants Corp.	19,712	795,379
Fulton Financial Corp.	61,529	1,191,817
German American Bancorp, Inc.	9,996	393,243
Heartland Financial USA, Inc.	14,215	775,002
Hilltop Holdings, Inc.	15,611	515,007
Hope Bancorp, Inc.	39,449	519,149
Independent Bank Corp.	14,375	922,156
Independent Bank Group, Inc.	12,089	713,976
International Bancshares Corp.	18,108	1,221,203
Lakeland Financial Corp.	8,362	573,048
Live Oak Bancshares, Inc.	11,634	525,159
National Bank Holdings Corp., Class A	12,762	534,473
NBT Bancorp, Inc.	15,880	778,438
New York Community Bancorp, Inc. (a)	84,511	889,056
Nicolet Bankshares, Inc.	4,764	479,068
Northwest Bancshares, Inc.	41,272	579,459
OceanFirst Financial Corp.	19,802	359,802
OFG Bancorp (Puerto Rico)	15,886	721,542
Origin Bancorp, Inc.	9,879	339,442
Pacific Premier Bancorp, Inc.	32,508	879,666
Park National Corp.	4,833	855,248
Pathward Financial, Inc.	8,559	578,075
Preferred Bank	4,303	370,316
Premier Financial Corp.	12,064	305,702
Provident Financial Services, Inc.	42,237	783,074
Renasant Corp.	18,821	647,254
Republic Bancorp, Inc., Class A	3,162	207,490
S&T Bancorp, Inc.	12,947	574,588
Sandy Spring Bancorp, Inc.	15,035	460,522
Seacoast Banking Corp. of Florida	28,806	801,959
ServisFirst Bancshares, Inc.	18,323	1,470,237
Simmons First National Corp., Class A	42,087	906,133
Southside Bancshares, Inc.	10,112	353,819
Stellar Bancorp, Inc.	17,675	484,295
Stock Yards Bancorp, Inc.	9,122	567,571
Texas Capital Bancshares, Inc. *	15,814	1,045,305
Towne Bank	23,581	783,832
TriCo Bancshares	10,871	505,828
Triumph Financial, Inc. *	7,833	710,688
Trustmark Corp.	19,270	669,247
United Community Banks, Inc.	40,330	1,248,213
Veritex Holdings, Inc.	17,860	447,750
WaFd, Inc.	27,431	976,269
WesBanco, Inc.	19,619	625,454
Westamerica BanCorp	8,581	463,031
WSFS Financial Corp.	20,346	1,149,346
		56,457,241

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Beverages — 0.2%
Duckhorn Portfolio, Inc. (The) *	21,787	158,173
MGP Ingredients, Inc.	5,020	409,381
Vita Coco Co., Inc. (The) *	13,088	338,194
		905,748
Biotechnology — 7.3%
Agios Pharmaceuticals, Inc. *	19,070	884,848
Akero Therapeutics, Inc. *	18,981	507,362
Apogee Therapeutics, Inc. *	6,725	327,508
Arcellx, Inc. *	13,308	822,568
Arcus Biosciences, Inc. *	17,485	286,929
Ardelyx, Inc. *	73,251	406,543
Aurinia Pharmaceuticals, Inc. (Canada) *	45,657	268,463
Beam Therapeutics, Inc. * (a)	24,171	764,770
BioCryst Pharmaceuticals, Inc. *	69,283	504,380
Biohaven Ltd. *	25,813	1,015,225
Bridgebio Pharma, Inc. *	40,699	1,056,139
Catalyst Pharmaceuticals, Inc. *	34,721	598,590
Celldex Therapeutics, Inc. *	19,882	757,703
CG oncology, Inc. *	7,847	261,697
Crinetics Pharmaceuticals, Inc. *	22,122	1,175,121
Day One Biopharmaceuticals, Inc. *	19,965	285,699
Denali Therapeutics, Inc. *	41,130	1,002,338
Disc Medicine, Inc. *	3,758	162,195
Dynavax Technologies Corp. *	44,402	496,858
Dyne Therapeutics, Inc. *	21,642	928,658
Geron Corp. *	169,454	803,212
Ideaya Biosciences, Inc. *	24,315	1,046,761
ImmunityBio, Inc. * (a)	45,255	233,063
Insmed, Inc. *	54,723	3,981,098
Intellia Therapeutics, Inc. *	32,167	843,097
Iovance Biotherapeutics, Inc. *	73,915	645,278
Ironwood Pharmaceuticals, Inc. *	47,840	326,747
Keros Therapeutics, Inc. *	9,141	458,513
Krystal Biotech, Inc. *	8,546	1,781,499
Kura Oncology, Inc. *	17,913	372,770
Kymera Therapeutics, Inc. *	14,553	672,349
Morphic Holding, Inc. *	13,368	757,431
Myriad Genetics, Inc. *	30,110	842,177
Nuvalent, Inc., Class A *	10,271	821,064
OmniAb Operations, Inc. ‡ *	2,112	—
Protagonist Therapeutics, Inc. *	18,766	702,599
Prothena Corp. plc (Ireland) *	12,018	279,779
PTC Therapeutics, Inc. *	25,946	878,272
Recursion Pharmaceuticals, Inc., Class A * (a)	70,942	581,724
REGENXBIO, Inc. *	13,579	193,501
Relay Therapeutics, Inc. *	31,258	256,941
Rhythm Pharmaceuticals, Inc. * (a)	17,110	824,873
Rocket Pharmaceuticals, Inc. *	23,646	572,233
Sage Therapeutics, Inc. *	14,895	163,100
Sana Biotechnology, Inc. *	41,002	249,702
SpringWorks Therapeutics, Inc. *	18,700	671,517
Spyre Therapeutics, Inc. * (a)	7,256	199,540
Summit Therapeutics, Inc. *	28,060	303,048
Syndax Pharmaceuticals, Inc. *	28,833	654,509
Tango Therapeutics, Inc. *	15,934	156,950
TG Therapeutics, Inc. *	48,241	953,242
Twist Bioscience Corp. *	18,337	1,023,388

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Biotechnology — continued
Vera Therapeutics, Inc. *	12,544	458,985
Veracyte, Inc. *	25,809	619,416
Vericel Corp. *	16,475	832,317
Vir Biotechnology, Inc. *	31,578	320,833
Viridian Therapeutics, Inc. *	16,784	282,810
Xencor, Inc. *	20,771	424,144
Zentalis Pharmaceuticals, Inc. *	17,840	69,398
		37,771,474
Broadline Retail — 0.3%
Kohl's Corp.	37,032	802,113
Nordstrom, Inc.	36,290	828,501
Savers Value Village, Inc. *	9,146	93,198
		1,723,812
Building Products — 1.9%
American Woodmark Corp. *	5,372	548,750
Apogee Enterprises, Inc.	7,444	510,956
AZZ, Inc.	9,828	785,847
CSW Industrials, Inc.	5,213	1,691,202
Gibraltar Industries, Inc. *	10,328	767,061
Griffon Corp.	12,779	920,855
Hayward Holdings, Inc. *	47,927	708,840
Janus International Group, Inc. *	38,460	554,593
JELD-WEN Holding, Inc. *	28,481	475,348
Masterbrand, Inc. *	42,969	775,590
Quanex Building Products Corp.	14,947	499,230
Resideo Technologies, Inc. *	49,221	1,118,301
Tecnoglass, Inc.	7,719	415,359
		9,771,932
Capital Markets — 2.9%
Artisan Partners Asset Management, Inc., Class A	23,624	1,043,236
AssetMark Financial Holdings, Inc. *	7,736	266,892
B. Riley Financial, Inc. (a)	5,574	107,021
BGC Group, Inc., Class A	124,152	1,143,440
Brightsphere Investment Group, Inc.	9,723	254,645
Donnelley Financial Solutions, Inc. *	8,552	577,089
Hamilton Lane, Inc., Class A	13,291	1,918,822
Moelis & Co., Class A	23,873	1,623,364
Piper Sandler Cos.	4,890	1,336,339
PJT Partners, Inc., Class A	7,740	1,028,955
StepStone Group, Inc., Class A	19,080	958,961
StoneX Group, Inc. *	9,300	775,062
TPG, Inc.	28,514	1,453,929
Victory Capital Holdings, Inc., Class A	14,228	745,405
Virtu Financial, Inc., Class A	28,524	779,276
Virtus Investment Partners, Inc.	2,335	527,710
WisdomTree, Inc.	39,327	469,564
		15,009,710
Chemicals — 1.2%
AdvanSix, Inc.	9,082	254,024
Ecovyst, Inc. *	36,010	343,535
Ginkgo Bioworks Holdings, Inc. *	533,058	202,562
Hawkins, Inc.	6,672	693,221
Ingevity Corp. *	11,383	522,366
Innospec, Inc.	8,412	1,103,150
Mativ Holdings, Inc.	18,299	349,328
Minerals Technologies, Inc.	10,866	851,677

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chemicals — continued
Orion SA (Germany)	19,005	467,903
PureCycle Technologies, Inc. * (a)	32,842	253,212
Stepan Co.	7,392	625,585
Tronox Holdings plc	40,272	650,795
		6,317,358
Commercial Services & Supplies — 2.5%
ABM Industries, Inc.	21,390	1,188,428
ACV Auctions, Inc., Class A *	49,803	850,635
Brady Corp., Class A	14,895	1,066,631
BrightView Holdings, Inc. *	14,450	207,936
Brink's Co. (The)	15,042	1,654,470
Cimpress plc (Ireland) *	5,466	498,882
CoreCivic, Inc. *	37,476	522,415
Deluxe Corp.	13,832	337,224
Driven Brands Holdings, Inc. *	20,917	281,124
GEO Group, Inc. (The) *	41,033	594,978
Healthcare Services Group, Inc. *	24,982	285,544
HNI Corp.	16,000	879,200
Matthews International Corp., Class A	10,306	298,359
MillerKnoll, Inc.	24,258	752,483
Montrose Environmental Group, Inc. *	11,135	355,095
OPENLANE, Inc. *	36,394	650,725
Pitney Bowes, Inc. (a)	54,805	361,713
Steelcase, Inc., Class A	29,646	429,571
UniFirst Corp.	4,951	963,168
Vestis Corp.	44,179	573,002
		12,751,583
Communications Equipment — 0.8%
Calix, Inc. *	20,182	830,086
Digi International, Inc. *	12,226	333,770
Extreme Networks, Inc. *	43,934	628,256
Harmonic, Inc. *	36,893	540,851
Infinera Corp. * (a)	70,338	417,808
NetScout Systems, Inc. *	23,174	471,591
Viasat, Inc. *	27,072	547,396
Viavi Solutions, Inc. *	75,383	606,079
		4,375,837
Construction & Engineering — 1.5%
Ameresco, Inc., Class A * (a)	10,885	343,640
Centuri Holdings, Inc. * (a)	4,835	79,826
Construction Partners, Inc., Class A *	14,688	949,579
Dycom Industries, Inc. *	9,935	1,823,172
Granite Construction, Inc.	14,892	1,019,506
IES Holdings, Inc. *	3,007	462,988
MYR Group, Inc. *	5,659	794,976
Primoris Services Corp.	18,086	1,021,316
Sterling Infrastructure, Inc. *	10,573	1,230,274
		7,725,277
Construction Materials — 0.3%
Knife River Corp. *	17,249	1,371,640
United States Lime & Minerals, Inc.	3,610	307,031
		1,678,671
Consumer Finance — 1.0%
Bread Financial Holdings, Inc.	16,387	894,402
Encore Capital Group, Inc. *	7,951	401,923

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Finance — continued
Enova International, Inc. *	8,678	750,387
LendingClub Corp. *	37,402	467,899
Navient Corp.	27,432	450,159
Nelnet, Inc., Class A	4,657	524,891
PROG Holdings, Inc.	14,636	659,498
Upstart Holdings, Inc. * (a)	25,643	716,209
World Acceptance Corp. *	1,286	157,046
		5,022,414
Consumer Staples Distribution & Retail — 0.7%
Andersons, Inc. (The)	11,097	605,119
Chefs' Warehouse, Inc. (The) *	11,964	497,583
Grocery Outlet Holding Corp. *	33,170	648,805
Ingles Markets, Inc., Class A	4,903	397,388
PriceSmart, Inc.	8,644	789,457
Weis Markets, Inc.	5,540	417,993
		3,356,345
Containers & Packaging — 0.3%
Myers Industries, Inc.	11,225	167,252
O-I Glass, Inc. *	52,342	699,289
Pactiv Evergreen, Inc.	13,441	176,615
TriMas Corp.	13,807	339,376
		1,382,532
Distributors — 0.0% ^
GigaCloud Technology, Inc., Class A (Hong Kong) * (a)	7,593	223,462
Diversified Consumer Services — 1.3%
Adtalem Global Education, Inc. *	12,658	992,514
Coursera, Inc. *	37,555	349,261
Frontdoor, Inc. *	26,367	1,040,442
Graham Holdings Co., Class B	1,158	897,276
Laureate Education, Inc., Class A	45,276	701,778
Mister Car Wash, Inc. *	32,199	244,712
OneSpaWorld Holdings Ltd. (Bahamas) *	32,155	517,374
Strategic Education, Inc.	7,579	798,827
Stride, Inc. *	14,296	1,086,210
Udemy, Inc. *	31,371	289,868
		6,918,262
Diversified REITs — 0.6%
Alexander & Baldwin, Inc.	24,587	484,610
American Assets Trust, Inc.	16,134	427,873
Broadstone Net Lease, Inc.	58,517	1,018,781
Empire State Realty Trust, Inc., Class A	45,188	486,675
Global Net Lease, Inc.	67,369	586,110
		3,004,049
Diversified Telecommunication Services — 0.4%
Globalstar, Inc. * (a)	259,721	314,262
Liberty Latin America Ltd., Class A (Puerto Rico) *	10,820	113,394
Liberty Latin America Ltd., Class C (Puerto Rico) *	38,955	412,923
Lumen Technologies, Inc. * (a)	336,503	1,059,984
Shenandoah Telecommunications Co.	17,786	378,664
		2,279,227

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electric Utilities — 0.3%
Hawaiian Electric Industries, Inc.	37,366	618,781
MGE Energy, Inc.	12,245	1,075,601
		1,694,382
Electrical Equipment — 0.9%
Array Technologies, Inc. *	48,536	510,599
Enovix Corp. * (a)	49,519	713,569
Fluence Energy, Inc. *	20,553	336,658
Plug Power, Inc. * (a)	238,225	588,416
Powell Industries, Inc.	3,249	596,614
Shoals Technologies Group, Inc., Class A *	57,643	374,679
Sunrun, Inc. *	75,135	1,317,116
Vicor Corp. *	7,791	328,079
		4,765,730
Electronic Equipment, Instruments & Components — 2.4%
Benchmark Electronics, Inc.	12,120	580,184
Crane NXT Co.	19,139	1,203,460
CTS Corp.	10,332	505,028
ePlus, Inc. *	9,066	833,347
Itron, Inc. *	15,421	1,595,148
Knowles Corp. *	30,533	557,838
Mirion Technologies, Inc. *	71,190	750,343
Napco Security Technologies, Inc.	11,853	661,516
OSI Systems, Inc. *	5,655	836,827
PAR Technology Corp. *	11,357	575,118
PC Connection, Inc.	4,047	289,644
Plexus Corp. *	9,254	1,186,085
Rogers Corp. *	5,798	708,400
ScanSource, Inc. *	8,291	431,546
TTM Technologies, Inc. *	34,449	667,622
Vishay Intertechnology, Inc.	38,764	942,353
		12,324,459
Energy Equipment & Services — 1.7%
Archrock, Inc.	49,818	1,032,727
Cactus, Inc., Class A	22,120	1,396,214
Core Laboratories, Inc.	15,738	385,424
Diamond Offshore Drilling, Inc. *	34,440	565,505
Helix Energy Solutions Group, Inc. *	49,090	579,262
Kodiak Gas Services, Inc.	6,025	173,821
Liberty Energy, Inc.	54,453	1,315,040
Nabors Industries Ltd. *	3,035	312,089
Oceaneering International, Inc. *	33,903	1,017,768
ProPetro Holding Corp. *	25,532	244,852
RPC, Inc.	33,235	248,266
Tidewater, Inc. *	16,548	1,637,590
		8,908,558
Entertainment — 0.9%
AMC Entertainment Holdings, Inc., Class A * (a)	93,591	496,969
Atlanta Braves Holdings, Inc., Class A *	3,502	160,812
Atlanta Braves Holdings, Inc., Class C *	15,707	682,155
Cinemark Holdings, Inc. *	37,385	881,538
IMAX Corp. *	14,962	315,698
Liberty Media Corp-Liberty Live, Class A *	6,799	256,798
Liberty Media Corp-Liberty Live, Class C *	15,748	614,487
Lions Gate Entertainment Corp., Class A *	15,758	144,501
Lions Gate Entertainment Corp., Class B *	43,740	360,418

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Entertainment — continued
Madison Square Garden Entertainment Corp. *	13,626	538,091
Sphere Entertainment Co. *	9,076	403,701
		4,855,168
Financial Services — 1.8%
AvidXchange Holdings, Inc. *	60,167	537,893
Cannae Holdings, Inc.	19,532	392,788
Compass Diversified Holdings	20,744	499,101
EVERTEC, Inc. (Puerto Rico)	20,456	705,118
Federal Agricultural Mortgage Corp., Class C	3,150	649,593
HA Sustainable Infrastructure Capital, Inc. (a)	37,848	1,240,279
Marqeta, Inc., Class A *	136,563	736,075
Merchants Bancorp	5,898	265,410
NCR Atleos Corp. *	24,366	783,367
NMI Holdings, Inc., Class A *	25,613	1,007,872
Payoneer Global, Inc. *	83,717	462,955
Repay Holdings Corp. * (a)	27,607	265,579
Rocket Cos., Inc., Class A * (a)	43,680	707,179
Walker & Dunlop, Inc.	11,304	1,208,398
		9,461,607
Food Products — 0.6%
B&G Foods, Inc. (a)	26,278	226,516
Cal-Maine Foods, Inc.	14,318	1,024,739
Fresh Del Monte Produce, Inc.	12,722	318,686
Mission Produce, Inc. * (a)	14,629	164,430
Tootsie Roll Industries, Inc.	4,894	150,931
TreeHouse Foods, Inc. *	16,009	644,843
Utz Brands, Inc.	23,154	343,605
WK Kellogg Co.	22,013	387,429
		3,261,179
Gas Utilities — 0.3%
Chesapeake Utilities Corp.	7,378	870,825
Northwest Natural Holding Co.	12,877	514,823
		1,385,648
Ground Transportation — 0.8%
ArcBest Corp.	7,988	1,006,887
Heartland Express, Inc.	17,349	225,016
Hertz Global Holdings, Inc. * (a)	43,448	177,268
Marten Transport Ltd.	19,642	369,466
RXO, Inc. *	39,541	1,253,845
Schneider National, Inc., Class B	18,005	484,515
Werner Enterprises, Inc.	21,445	840,430
		4,357,427
Health Care Equipment & Supplies — 3.3%
Alphatec Holdings, Inc. *	35,027	353,773
AtriCure, Inc. *	16,301	351,613
Atrion Corp.	467	214,026
Avanos Medical, Inc. *	15,545	371,836
Axonics, Inc. *	17,105	1,171,350
CONMED Corp.	10,434	720,363
Establishment Labs Holdings, Inc. (Costa Rica) *	8,302	368,941
Glaukos Corp. *	17,005	1,992,476
ICU Medical, Inc. *	7,209	915,399
Inari Medical, Inc. *	17,176	799,715
Integer Holdings Corp. *	11,296	1,341,513
Integra LifeSciences Holdings Corp. *	22,997	570,556

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Equipment & Supplies — continued
LeMaitre Vascular, Inc. (a)	6,753	586,768
LivaNova plc *	18,279	902,983
Novocure Ltd. *	32,815	747,197
Omnicell, Inc. *	15,428	450,652
OrthoPediatrics Corp. *	5,561	171,168
Paragon 28, Inc. *	13,077	101,870
PROCEPT BioRobotics Corp. *	15,565	985,576
RxSight, Inc. *	10,842	496,238
STAAR Surgical Co. *	12,820	528,825
Tandem Diabetes Care, Inc. *	22,038	814,965
TransMedics Group, Inc. *	11,044	1,571,119
UFP Technologies, Inc. *	2,483	798,508
		17,327,430
Health Care Providers & Services — 2.7%
AdaptHealth Corp. *	25,221	286,511
Addus HomeCare Corp. *	5,957	722,941
agilon health, Inc. *	104,465	719,764
Alignment Healthcare, Inc. *	35,421	309,579
Amedisys, Inc. *	10,896	1,068,353
AMN Healthcare Services, Inc. *	12,808	866,077
Astrana Health, Inc. *	13,459	706,059
BrightSpring Health Services, Inc. *	18,122	224,532
Brookdale Senior Living, Inc. *	60,775	469,791
Guardant Health, Inc. *	39,660	1,393,256
Hims & Hers Health, Inc. *	53,190	1,129,756
LifeStance Health Group, Inc. * (a)	29,803	164,214
National HealthCare Corp.	4,961	675,490
National Research Corp.	5,119	130,483
NeoGenomics, Inc. *	43,120	764,518
OPKO Health, Inc. * (a)	105,480	149,782
Owens & Minor, Inc. *	23,283	382,307
PACS Group, Inc. * (a)	8,202	293,632
Patterson Cos., Inc.	27,358	690,789
Pediatrix Medical Group, Inc. *	28,482	237,540
Privia Health Group, Inc. *	36,293	752,717
RadNet, Inc. *	22,190	1,325,852
US Physical Therapy, Inc.	5,071	494,422
		13,958,365
Health Care REITs — 0.8%
CareTrust REIT, Inc.	47,458	1,279,468
LTC Properties, Inc.	14,751	526,758
National Health Investors, Inc.	14,699	1,100,367
Sabra Health Care REIT, Inc.	71,315	1,157,442
		4,064,035
Health Care Technology — 0.4%
Certara, Inc. *	36,989	577,398
Definitive Healthcare Corp. *	16,505	64,369
HealthStream, Inc.	8,396	249,445
Phreesia, Inc. *	18,488	461,276
Schrodinger, Inc. *	18,621	414,876
Teladoc Health, Inc. *	57,427	541,537
		2,308,901
Hotel & Resort REITs — 0.8%
DiamondRock Hospitality Co.	69,490	571,903
Park Hotels & Resorts, Inc.	71,033	1,069,757
Pebblebrook Hotel Trust	40,151	549,667

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotel & Resort REITs — continued
RLJ Lodging Trust	51,344	484,687
Service Properties Trust	56,135	318,286
Sunstone Hotel Investors, Inc.	69,289	717,834
Xenia Hotels & Resorts, Inc.	34,597	480,206
		4,192,340
Hotels, Restaurants & Leisure — 2.1%
BJ's Restaurants, Inc. *	6,481	204,670
Bloomin' Brands, Inc.	27,023	563,430
Bowlero Corp., Class A (a)	7,413	95,998
Brinker International, Inc. *	14,939	998,075
Cheesecake Factory, Inc. (The) (a)	16,143	627,801
Cracker Barrel Old Country Store, Inc. (a)	7,489	343,221
Dave & Buster's Entertainment, Inc. *	10,924	410,852
Dine Brands Global, Inc.	4,952	177,480
Dutch Bros, Inc., Class A *	26,686	1,020,739
Everi Holdings, Inc. *	27,878	358,790
First Watch Restaurant Group, Inc. *	10,696	174,024
Global Business Travel Group I *	40,891	274,787
Golden Entertainment, Inc.	7,651	255,773
Jack in the Box, Inc.	6,475	384,874
Krispy Kreme, Inc.	26,829	285,192
Monarch Casino & Resort, Inc.	4,497	352,025
Papa John's International, Inc.	11,092	490,599
Portillo's, Inc., Class A *	18,981	196,643
Red Rock Resorts, Inc., Class A	17,128	976,296
Sabre Corp. *	126,442	433,696
Shake Shack, Inc., Class A *	12,750	1,117,155
Sweetgreen, Inc., Class A *	28,533	784,087
Target Hospitality Corp. *	12,261	114,763
		10,640,970
Household Durables — 1.8%
Cavco Industries, Inc. *	2,694	1,116,986
Century Communities, Inc.	9,746	1,020,504
Green Brick Partners, Inc. *	10,700	782,705
Helen of Troy Ltd. *	8,048	475,717
La-Z-Boy, Inc.	14,519	640,869
Leggett & Platt, Inc.	44,784	589,805
LGI Homes, Inc. *	7,172	825,282
M/I Homes, Inc. *	9,449	1,576,377
Sonos, Inc. *	39,365	531,428
Tri Pointe Homes, Inc. *	31,290	1,415,872
Vizio Holding Corp., Class A * (a)	23,363	256,526
		9,232,071
Household Products — 0.7%
Central Garden & Pet Co. *	3,078	122,628
Central Garden & Pet Co., Class A *	17,653	606,557
Energizer Holdings, Inc.	22,126	681,260
Spectrum Brands Holdings, Inc.	9,632	814,963
WD-40 Co.	4,572	1,196,081
		3,421,489
Industrial REITs — 0.4%
Innovative Industrial Properties, Inc. (a)	9,467	1,162,642
LXP Industrial Trust	98,895	1,018,619
		2,181,261

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Insurance — 2.1%
AMERISAFE, Inc.	6,496	308,430
Baldwin Insurance Group, Inc. (The), Class A *	22,309	975,796
CNO Financial Group, Inc.	36,218	1,262,560
Employers Holdings, Inc.	8,590	412,406
F&G Annuities & Life, Inc.	5,834	251,620
Genworth Financial, Inc., Class A *	148,370	1,004,465
Goosehead Insurance, Inc., Class A *	7,912	714,375
Horace Mann Educators Corp.	13,841	478,483
Lemonade, Inc. * (a)	17,724	319,564
Mercury General Corp.	9,037	541,045
Oscar Health, Inc., Class A *	56,806	1,004,330
Palomar Holdings, Inc. *	8,031	738,932
ProAssurance Corp. *	17,294	226,551
Safety Insurance Group, Inc.	4,969	425,098
SiriusPoint Ltd. (Bermuda) *	33,319	478,794
Skyward Specialty Insurance Group, Inc. *	10,121	400,488
Stewart Information Services Corp.	9,238	653,127
Trupanion, Inc. * (a)	11,306	419,000
		10,615,064
Interactive Media & Services — 0.9%
Bumble, Inc., Class A *	30,231	282,358
Cargurus, Inc. *	29,035	720,649
Cars.com, Inc. *	21,079	434,649
Reddit, Inc., Class A * (a)	8,589	522,641
Shutterstock, Inc. (a)	8,374	370,298
TripAdvisor, Inc. *	36,813	649,013
Yelp, Inc. *	22,838	831,988
Ziff Davis, Inc. *	15,602	747,024
ZipRecruiter, Inc., Class A *	22,183	203,196
		4,761,816
IT Services — 0.6%
DigitalOcean Holdings, Inc. *	18,379	608,896
Fastly, Inc., Class A *	42,649	345,457
Grid Dynamics Holdings, Inc. *	19,733	254,556
Perficient, Inc. *	11,774	887,877
Squarespace, Inc., Class A *	20,576	909,254
		3,006,040
Leisure Products — 0.4%
Malibu Boats, Inc., Class A *	6,741	256,428
Peloton Interactive, Inc., Class A * (a)	117,072	416,776
Smith & Wesson Brands, Inc.	15,429	255,350
Sturm Ruger & Co., Inc.	5,863	264,480
Vista Outdoor, Inc. *	18,048	733,290
		1,926,324
Life Sciences Tools & Services — 0.3%
Cytek Biosciences, Inc. *	36,346	243,882
Fortrea Holdings, Inc. *	27,750	765,623
Maravai LifeSciences Holdings, Inc., Class A *	37,317	363,094
OmniAb, Inc. ‡ *	2,112	—
		1,372,599
Machinery — 2.9%
Alamo Group, Inc.	3,399	655,055
Albany International Corp., Class A	10,544	986,707
Astec Industries, Inc.	7,677	269,386
Atmus Filtration Technologies, Inc. *	5,399	166,505

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Machinery — continued
Barnes Group, Inc.	16,146	651,330
Energy Recovery, Inc. *	19,315	281,613
Enerpac Tool Group Corp.	18,401	739,720
Enpro, Inc.	7,080	1,210,255
ESCO Technologies, Inc.	8,599	1,057,333
Gorman-Rupp Co. (The)	7,003	289,294
Greenbrier Cos., Inc. (The)	10,469	534,024
Helios Technologies, Inc.	11,125	511,194
Hillman Solutions Corp. *	61,965	628,945
Kadant, Inc.	3,960	1,391,900
Kennametal, Inc.	25,490	666,309
Lindsay Corp.	3,736	470,699
Mueller Water Products, Inc., Class A	53,043	1,096,929
Proto Labs, Inc. *	8,109	282,355
Standex International Corp.	3,986	744,585
Symbotic, Inc. * (a)	8,413	225,553
Tennant Co.	6,436	693,093
Trinity Industries, Inc.	27,558	911,067
Wabash National Corp.	15,201	326,669
		14,790,520
Marine Transportation — 0.3%
Matson, Inc.	11,513	1,527,890
Media — 0.8%
Cable One, Inc.	1,548	639,912
Ibotta, Inc., Class A * (a)	2,235	150,281
Integral Ad Science Holding Corp. *	24,230	246,661
John Wiley & Sons, Inc., Class A	14,830	708,133
Magnite, Inc. *	42,474	617,572
Scholastic Corp.	7,877	246,787
TechTarget, Inc. *	8,908	285,056
TEGNA, Inc.	56,800	904,824
Thryv Holdings, Inc. *	10,784	210,072
		4,009,298
Metals & Mining — 1.7%
Alpha Metallurgical Resources, Inc.	3,716	1,097,744
Arch Resources, Inc.	5,975	875,636
Carpenter Technology Corp.	16,646	2,428,152
Century Aluminum Co. *	17,463	263,866
Coeur Mining, Inc. *	134,678	874,060
Ivanhoe Electric, Inc. *	26,901	266,858
Kaiser Aluminum Corp.	5,391	424,218
Materion Corp.	7,003	843,371
Ryerson Holding Corp.	10,098	240,231
Warrior Met Coal, Inc.	17,562	1,213,710
Worthington Steel, Inc.	11,009	438,929
		8,966,775
Mortgage Real Estate Investment Trusts (REITs) — 1.1%
Apollo Commercial Real Estate Finance, Inc.	44,414	484,112
Arbor Realty Trust, Inc. (a)	58,458	789,183
ARMOUR Residential REIT, Inc. (a)	16,443	332,149
Brightspire Capital, Inc.	44,105	252,722
Chimera Investment Corp.	26,770	391,110
Claros Mortgage Trust, Inc.	35,162	334,391
Franklin BSP Realty Trust, Inc.	27,792	384,641
Ladder Capital Corp.	40,305	483,660
MFA Financial, Inc.	34,340	384,262

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Mortgage Real Estate Investment Trusts (REITs) — continued
PennyMac Mortgage Investment Trust (a)	29,333	403,915
Ready Capital Corp.	54,777	508,330
Redwood Trust, Inc.	44,700	324,969
Two Harbors Investment Corp.	34,800	468,756
		5,542,200
Office REITs — 1.8%
Brandywine Realty Trust	56,874	286,645
COPT Defense Properties	38,149	1,105,177
Douglas Emmett, Inc.	54,595	878,434
Easterly Government Properties, Inc.	32,606	454,202
Equity Commonwealth *	36,063	734,603
Highwoods Properties, Inc.	35,790	1,108,416
Hudson Pacific Properties, Inc.	43,038	257,798
JBG SMITH Properties	28,594	467,512
Paramount Group, Inc.	62,318	326,546
Piedmont Office Realty Trust, Inc., Class A	41,765	361,267
SL Green Realty Corp. (a)	21,857	1,456,550
Vornado Realty Trust (a)	58,248	1,746,857
		9,184,007
Oil, Gas & Consumable Fuels — 2.2%
CNX Resources Corp. *	51,841	1,372,231
CONSOL Energy, Inc. *	9,254	923,642
CVR Energy, Inc.	11,496	328,786
Delek US Holdings, Inc.	21,237	505,016
Dorian LPG Ltd.	12,787	522,477
Granite Ridge Resources, Inc.	20,496	140,398
Green Plains, Inc. *	19,996	354,529
Gulfport Energy Corp. *	4,329	637,272
International Seaways, Inc.	11,898	666,288
Kinetik Holdings, Inc.	6,180	256,346
Kosmos Energy Ltd. (Ghana) *	158,718	877,710
NextDecade Corp. *	28,205	228,743
Northern Oil & Gas, Inc.	31,855	1,375,817
Par Pacific Holdings, Inc. *	19,962	529,991
Sitio Royalties Corp.	27,549	670,818
Talos Energy, Inc. *	41,561	492,082
Uranium Energy Corp. *	127,115	753,792
Vital Energy, Inc. *	8,372	365,103
World Kinect Corp.	20,386	569,381
		11,570,422
Paper & Forest Products — 0.2%
Sylvamo Corp.	11,899	877,075
Passenger Airlines — 0.6%
Allegiant Travel Co.	5,345	299,694
JetBlue Airways Corp. *	108,945	698,338
Joby Aviation, Inc. * (a)	144,342	863,165
SkyWest, Inc. *	13,388	1,070,237
Sun Country Airlines Holdings, Inc. *	13,901	182,103
		3,113,537
Personal Care Products — 0.2%
Edgewell Personal Care Co.	16,787	657,211
Herbalife Ltd. * (a)	32,889	403,877
USANA Health Sciences, Inc. *	3,798	169,391
		1,230,479

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Pharmaceuticals — 1.4%
Amneal Pharmaceuticals, Inc. *	43,060	315,630
Amphastar Pharmaceuticals, Inc. *	12,983	565,020
ANI Pharmaceuticals, Inc. *	6,115	401,878
Arvinas, Inc. *	16,819	462,691
Avadel Pharmaceuticals plc, ADR *	31,079	507,831
Cassava Sciences, Inc. * (a)	13,354	296,726
Corcept Therapeutics, Inc. *	33,419	1,292,313
Edgewise Therapeutics, Inc. *	19,972	340,123
Harmony Biosciences Holdings, Inc. * (a)	10,946	370,631
Innoviva, Inc. *	18,646	351,291
Ligand Pharmaceuticals, Inc. *	6,087	663,422
Neumora Therapeutics, Inc. * (a)	24,300	312,498
Pacira BioSciences, Inc. *	15,662	323,420
Pliant Therapeutics, Inc. *	15,182	217,254
Supernus Pharmaceuticals, Inc. *	17,851	532,317
Tilray Brands, Inc. (Canada) *	260,521	528,858
		7,481,903
Professional Services — 1.8%
CBIZ, Inc. *	15,998	1,110,261
CSG Systems International, Inc.	9,755	456,924
First Advantage Corp.	17,184	295,908
Huron Consulting Group, Inc. *	6,072	667,981
ICF International, Inc.	6,365	936,292
Kelly Services, Inc., Class A	10,637	250,289
Kforce, Inc.	6,401	444,677
Korn Ferry	16,881	1,244,467
Legalzoom.com, Inc. *	39,981	267,073
NV5 Global, Inc. *	4,856	500,848
Sterling Check Corp. *	9,857	154,558
UL Solutions, Inc., Class A	13,162	665,076
Upwork, Inc. *	41,206	499,417
Verra Mobility Corp. *	56,092	1,690,052
		9,183,823
Real Estate Management & Development — 1.0%
Compass, Inc., Class A *	125,068	549,048
Cushman & Wakefield plc *	70,784	927,978
DigitalBridge Group, Inc.	52,723	744,976
eXp World Holdings, Inc. (a)	27,241	391,181
Forestar Group, Inc. *	6,285	198,794
Kennedy-Wilson Holdings, Inc.	36,968	384,837
Marcus & Millichap, Inc.	8,231	326,030
Newmark Group, Inc., Class A	47,521	616,823
Opendoor Technologies, Inc. *	195,935	454,569
St. Joe Co. (The)	13,013	802,642
		5,396,878
Residential REITs — 0.4%
Apartment Investment and Management Co., Class A *	41,532	367,974
Centerspace	5,107	356,622
Elme Communities	29,741	489,537
NexPoint Residential Trust, Inc.	7,519	328,505
Veris Residential, Inc.	27,130	426,212
		1,968,850
Retail REITs — 1.4%
Acadia Realty Trust	34,424	744,935
Alexander's, Inc.	722	174,941
CBL & Associates Properties, Inc.	4,560	117,511

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Retail REITs — continued
Getty Realty Corp.	17,249	510,915
InvenTrust Properties Corp.	22,822	642,896
Macerich Co. (The)	73,029	1,169,194
Retail Opportunity Investments Corp.	41,905	626,480
Saul Centers, Inc.	4,175	165,121
SITE Centers Corp.	64,274	993,033
Tanger, Inc.	36,584	1,057,278
Urban Edge Properties	38,640	784,392
		6,986,696
Semiconductors & Semiconductor Equipment — 2.1%
Ambarella, Inc. *	13,781	725,432
Cohu, Inc. *	15,973	510,976
Credo Technology Group Holding Ltd. *	45,321	1,257,658
FormFactor, Inc. *	26,358	1,411,734
Ichor Holdings Ltd. *	11,209	381,106
Impinj, Inc. *	7,598	1,210,285
indie Semiconductor, Inc., Class A (China) *	52,093	311,516
Kulicke & Soffa Industries, Inc. (Singapore)	17,859	842,409
MaxLinear, Inc. *	26,345	372,518
Navitas Semiconductor Corp. *	41,243	153,012
PDF Solutions, Inc. *	10,437	366,234
Photronics, Inc. *	20,292	515,620
Semtech Corp. *	21,730	689,276
SiTime Corp. *	6,224	883,497
Ultra Clean Holdings, Inc. *	15,074	652,101
Veeco Instruments, Inc. *	19,002	786,873
		11,070,247
Software — 7.7%
A10 Networks, Inc.	23,823	311,843
ACI Worldwide, Inc. *	35,704	1,543,484
Adeia, Inc.	36,521	429,122
Agilysys, Inc. *	7,788	872,957
Alarm.com Holdings, Inc. *	16,758	1,182,277
Alkami Technology, Inc. *	15,485	506,824
Amplitude, Inc., Class A *	25,348	216,979
Appfolio, Inc., Class A *	7,310	1,619,019
Appian Corp., Class A * (a)	11,600	428,504
Asana, Inc., Class A *	29,793	433,488
Aurora Innovation, Inc. *	270,308	1,081,232
AvePoint, Inc. *	30,784	335,546
Braze, Inc., Class A *	18,395	810,484
C3.ai, Inc., Class A *	37,482	1,002,644
Cipher Mining, Inc. * (a)	61,469	321,483
Cleanspark, Inc. *	74,055	1,184,880
Clear Secure, Inc., Class A (a)	26,559	567,035
Clearwater Analytics Holdings, Inc., Class A *	49,461	966,963
CommVault Systems, Inc. *	14,829	2,266,613
E2open Parent Holdings, Inc. *	62,090	289,960
Freshworks, Inc., Class A *	62,532	781,650
HashiCorp, Inc., Class A *	44,715	1,509,131
Intapp, Inc. *	14,451	517,779
InterDigital, Inc.	8,510	1,044,688
Jamf Holding Corp. *	18,653	341,536
JFrog Ltd. (Israel) *	26,504	1,021,994
Klaviyo, Inc., Class A *	12,481	327,002
LiveRamp Holdings, Inc. *	22,059	667,947
Marathon Digital Holdings, Inc. * (a)	90,938	1,788,750

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Matterport, Inc. *	90,280	400,843
MeridianLink, Inc. *	8,226	194,380
N-Able, Inc. *	24,324	339,077
nCino, Inc. *	25,723	842,686
NCR Voyix Corp. *	48,923	721,614
PagerDuty, Inc. *	31,238	653,811
Progress Software Corp.	14,722	859,765
PROS Holdings, Inc. *	14,821	357,186
Q2 Holdings, Inc. *	19,637	1,324,908
Rapid7, Inc. *	21,063	828,618
RingCentral, Inc., Class A *	26,479	928,089
Riot Platforms, Inc. * (a)	96,711	985,485
SolarWinds Corp.	16,321	194,710
SoundHound AI, Inc. * (a)	95,669	486,955
Sprinklr, Inc., Class A *	39,715	390,398
Sprout Social, Inc., Class A * (a)	16,633	649,851
Varonis Systems, Inc. *	37,483	2,066,438
Verint Systems, Inc. *	20,923	756,157
Vertex, Inc., Class A *	16,762	664,613
Zeta Global Holdings Corp., Class A *	58,519	1,253,477
Zuora, Inc., Class A *	47,321	429,201
		39,700,076
Specialized REITs — 0.4%
Four Corners Property Trust, Inc.	31,180	846,225
Outfront Media, Inc.	47,321	767,547
Safehold, Inc.	15,529	359,341
Uniti Group, Inc.	80,900	310,656
		2,283,769
Specialty Retail — 2.5%
American Eagle Outfitters, Inc.	61,528	1,356,692
Beyond, Inc. *	13,682	154,607
Boot Barn Holdings, Inc. * (a)	10,255	1,368,837
Buckle, Inc. (The)	10,663	460,535
Caleres, Inc.	11,720	451,923
Camping World Holdings, Inc., Class A	14,388	329,197
Chewy, Inc., Class A *	46,128	1,115,375
Foot Locker, Inc.	27,986	813,273
Guess?, Inc. (a)	10,022	241,029
Leslie's, Inc. *	60,293	177,864
Monro, Inc.	10,139	312,484
National Vision Holdings, Inc. *	26,523	383,523
ODP Corp. (The) *	11,884	502,099
Revolve Group, Inc. *	12,968	250,931
Sally Beauty Holdings, Inc. *	35,123	402,158
Sonic Automotive, Inc., Class A	4,902	291,865
Upbound Group, Inc.	16,598	626,243
Urban Outfitters, Inc. *	18,260	840,873
Victoria's Secret & Co. *	23,748	421,527
Warby Parker, Inc., Class A *	20,748	341,720
Wayfair, Inc., Class A *	32,555	1,771,969
Winmark Corp.	976	386,145
		13,000,869
Technology Hardware, Storage & Peripherals — 0.2%
Corsair Gaming, Inc. *	15,794	129,669

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — continued
IonQ, Inc. * (a)	64,935	529,220
Xerox Holdings Corp.	38,979	419,609
		1,078,498
Textiles, Apparel & Luxury Goods — 1.2%
Carter's, Inc.	12,446	753,605
Figs, Inc., Class A *	43,078	280,007
G-III Apparel Group Ltd. *	13,655	376,468
Hanesbrands, Inc. *	118,414	703,379
Kontoor Brands, Inc.	18,966	1,330,465
Levi Strauss & Co., Class A	32,508	595,872
Oxford Industries, Inc. (a)	5,274	555,511
Steven Madden Ltd.	24,001	1,088,205
Wolverine World Wide, Inc.	26,932	400,479
		6,083,991
Tobacco — 0.2%
Universal Corp.	8,274	441,997
Vector Group Ltd.	46,136	589,618
		1,031,615
Trading Companies & Distributors — 1.1%
Boise Cascade Co.	13,419	1,906,706
Custom Truck One Source, Inc. *	22,106	110,751
Distribution Solutions Group, Inc. *	3,514	118,598
DNOW, Inc. *	36,006	553,052
Global Industrial Co.	4,507	157,204
GMS, Inc. *	12,948	1,245,986
H&E Equipment Services, Inc.	11,527	602,862
McGrath RentCorp	8,284	909,832
Xometry, Inc., Class A *	14,037	205,361
		5,810,352
Water Utilities — 0.2%
Middlesex Water Co.	6,029	400,808
SJW Group	9,893	599,615
		1,000,423
Wireless Telecommunication Services — 0.2%
Gogo, Inc. *	23,164	210,329
Telephone and Data Systems, Inc.	33,701	714,461
United States Cellular Corp. *	4,945	265,794
		1,190,584
Total Common Stocks (Cost $462,412,446)		509,702,484
	NO. OF RIGHTS
Rights — 0.0% ^
Biotechnology — 0.0% ^
Inhibrx, Inc., CVR ‡ *	10,020	1,453
Mirati Therapeutics, Inc., CVR ‡ *	39,447	27,613
Total Rights (Cost $29,066)		29,066
	SHARES
Short-Term Investments — 5.9%
Investment Companies — 1.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d) (Cost $8,501,245)	8,501,245	8,501,245

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 4.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.40% (c) (d)	19,016,193	19,018,095
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d)	2,906,422	2,906,422
Total Investment of Cash Collateral from Securities Loaned (Cost $21,923,818)		21,924,517
Total Short-Term Investments (Cost $30,425,063)		30,425,762
Total Investments — 104.2% (Cost $492,866,575)		540,157,312
Liabilities in Excess of Other Assets — (4.2)%		(21,989,302)
NET ASSETS — 100.0%		518,168,010

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2024. The total value of securities on loan at July 31, 2024 is $25,270,152.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2024.
Futures contracts outstanding as of July 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	74	09/20/2024	USD	8,412,690	815,805

Abbreviations
USD	United States Dollar

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$509,702,484	$—	$— (a)	$509,702,484
Rights	—	—	29,066	29,066
Short-Term Investments
Investment Companies	8,501,245	—	—	8,501,245
Investment of Cash Collateral from Securities Loaned	21,924,517	—	—	21,924,517
Total Short-Term Investments	30,425,762	—	—	30,425,762
Total Investments in Securities	$540,128,246	$—	$29,066	$540,157,312
Appreciation in Other Financial Instruments
Futures Contracts	$815,805	$—	$—	$815,805

(a)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2024	Shares at July 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.40% (a) (b)	$93,001,004	$131,000,001	$205,000,000	$15,692	$1,398	$19,018,095	19,016,193	$2,237,804	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	11,142,566	115,885,048	124,121,192	—	—	2,906,422	2,906,422	309,347	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	3,209,614	70,328,237	65,036,606	—	—	8,501,245	8,501,245	252,408	—
Total	$107,353,184	$317,213,286	$394,157,798	$15,692	$1,398	$30,425,762		$2,799,559	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2024.